Commitments and Contingencies (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and contingencies [Textual]
Rental expenses	¥ 40,394	¥ 36,206	¥ 27,455